Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Customer receivables, allowance for doubtful accounts		$ 14	$ 17
Other receivables, allowance for doubtful accounts	[1]	$ 4	$ 2
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares outstanding		681,000,000	645,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts		$ 9	$ 10
Other receivables, allowance for doubtful accounts		$ 3	$ 1
Common stock, shares authorized		500,000	500,000
Common stock, shares outstanding		274,723	274,723
Dominion Energy Gas Holdings, LLC
Customer receivables, allowance for doubtful accounts	[2]	$ 1	$ 1

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.